Consolidated Statements of Net Income (Loss) and Comprehensive Income (Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 13,831	$ 12,704
Office, administrative, and travel	20,400	15,616
Professional fees and insurance	12,221	17,469
Depreciation (Note 6)	2,252	1,804
Share-based payments (Note 11)	29,534	37,142
Total value	(78,238)	(84,735)
Finance income	21,726	6,030
Mark-to-market gain (loss) on convertible debentures (Note 9)	18,375	(48,745)
Interest expense on convertible debentures (Note 9)	(32,497)	(6,098)
Interest on lease liabilities (Note 10(c))	(110)	(153)
Share of net income (loss) from associate (Note 7)	(13,798)	920
Loss on dilution of ownership interest in associate (Note 7)	(113)	0
Foreign exchange gain (loss)	2,688	(1,123)
Other expense	(159)	(1,378)
Gain on loss of control of IsoEnergy (Note 16)	0	204,038
Income (loss) before taxes	(82,126)	68,756
Deferred income tax recovery (Note 18)	4,567	1,412
Net income (loss)	(77,559)	70,168
Items that may not be reclassified subsequently to profit or loss:
Change in fair value of convertible debenture attributable to the change in credit risk of the Company (Note 9)	15,236	(1,432)
Change in fair value of marketable securities	0	(900)
Deferred income tax recovery (expense) (Note 18)	(4,567)	449
Share of other comprehensive income (loss) of associate (Note 7)	3,389	(539)
Net comprehensive income (loss)	(63,501)	67,746
Net income (loss) attributable to:
Shareholders of NexGen Energy Ltd.	(77,559)	80,816
Non-controlling interests	0	(10,648)
Net income (loss)	(77,559)	70,168
Net comprehensive income (loss) attributable to:
Shareholders of NexGen Energy Ltd.	(63,501)	78,898
Non-controlling interests	0	(11,152)
Net comprehensive income (loss)	$ (63,501)	$ 67,746
Earnings (loss) per share attributable to NexGen Energy Ltd.
Basic earnings (loss) per share | $ / shares	$ (0.14)	$ 0.16
Diluted earnings (loss) per share | (per share)	$ (0.14)	$ 0.16
Weighted average common shares outstanding
Basic | shares	554,755,412	498,243,824
Diluted | shares	554,755,412	529,214,619